11. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Deferred tax assets

The tax effects of temporary differences that give rise to the Company’s deferred tax assets are as follows:

	2019	2018	2017
Loss carryforwards	$782,300	$766,600	$763,000
Capital losses	–	5,000	5,000
Office equipment	–	12,500	12,500
Oil & Gas properties	1,817,700	1,733,500	1,885,000
Asset retirement obligation	117,800	99,300	89,900
Deferred tax asset	2,717,800	2,616,900	2,755,400

Less valuation allowance	(2,717,800)	(2,616,900)	(2,755,400)
Deferred tax asset recognized	$–	$–	$–

Effective income tax rate schedule

The (benefit) provision for income taxes differs from the amount of income tax determined by applying the applicable Canadian statutory federal income tax rate to pre-tax income loss as a result of the following differences:

	2019	2018	2017
Statutory federal income tax rate	-25%	-25%	-25%
Change in valuation allowance	4%	-6%	20%
Non-deductible change in fair value of derivative liability	-3%	-45%	-64%
Non-deductible accretion expense	4%	2%	15%
Effect of foreign exchange	20%	74%	54%
	0%	0%	0%